Commitments and Contingencies (Details Narrative) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Monthly rental payments			$ 4,693		$ 4,693
Rent expenses	$ 18,032	$ 52,778	$ 28,889	$ 107,465	$ 178,678	$ 244,621
Percentage of net profit interest			20.00%		20.00%
Chief Executive Officer [Member]
Professional consulting contract expense			$ 0		$ 1,000,000
Due to related parties					$ 1,000,000
Operating Facilities [Member]
Lease expire date					Sep. 30, 2017